STOCK-BASED COMPENSATION	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
STOCK-BASED COMPENSATION

Note 11. STOCK-BASED COMPENSATION

The Company grants options and restricted stock awards under its 2014 Equity Incentive Plan (the “Plan”). Under the Plan, the Company is authorized to grant options or restricted stock for up to 2,000,000 million shares of Common Stock. On June 6, 2023, the Company received stockholder approval to increase the number of authorized shares from 1,142,857 to 2,000,000. Options or restricted stock awards may be granted to employees, the Company’s board of directors, and external consultants who provide services to the Company. Options and restricted stock awards granted under the Plan have vesting schedules with terms of one to three years and become fully exercisable based on specific terms imposed at the date of grant. The Plan will terminate according to the respective terms of the Plan in September 2026.

The Company has recorded stock-based compensation expense (credit) related to the issuance of restricted stock awards in the following line items in the accompanying condensed consolidated statement of operations:

	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022

Research and development	$10,620	$2,363	$21,889	$7,860
General and administrative	159,634	24,322	305,979	124,872
	$170,255	$26,685	$327,868	$132,732

The following table summarizes stock option activity under the Plan:

	Number of options	Weighted-average exercise price	Weighted-average remaining contractual term (in years)	Aggregate intrinsic value
Outstanding at December 31, 2022	806,392	$4.33
Granted	—	—
Exercised	—	—
Forfeited	—	—
Outstanding at June 30, 2023	806,392	$4.33	3.8	$271,298

Vested and exercisable at June 30, 2023	803,813	$4.32	3.7	$271,298

As of June 30, 2023, there was no unrecognized compensation cost related to non-vested stock options. During the six months ended June 30, 2023 and 2022, no options were exercised. During the six months ended June 30, 2023, no options were issued by the Company to purchase shares of Common Stock. During the six months ended June 30, 2022, the Company issued options to purchase 7,142 shares of Common Stock. The per share weighted-average fair value of the options granted during 2022 was estimated at $2.84 on the date of grant.

The following table summarizes restricted stock award activity under the Plan:

	Number of restricted stock awards (RSA)	Weighted-average grant price	FMV on grant date	Vested number of RSA	Unvested number of RSA
Balance at December 31, 2022	114,920	$3.56	$409,437	32,008	82,912
Granted	219,812	1.82	401,079	174,043
Forfeited	—	—	—	—	—
Balance at June 30, 2023	806,392	$4.33	$810,517	206,051	128,681

During the six months ended June 30, 2023, the Company issued restricted stock awards (RSAs) for 219,812 shares of Common Stock to employees, non-employees, and the board of directors. The shares vest in equal monthly installments over terms of between immediately up to three years, subject to the employees and non-employees providing continuous service through the vesting date. During the six months ended June 30, 2023, 31,020 shares vested from RSAs granted prior to January 1, 2023, and 143,023 shares vested from RSAs granted during the six months ended June 30, 2023.

During the six months ended June 30, 2022, the Company issued RSAs for 14,999 shares of Common Stock to employees and non-employees. The shares vest in equal monthly installments over terms of between immediately up to one year, subject to the employees and non-employees providing continuous service through the vesting date. During the six months ended June 30, 2022, approximately 5,000 shares vested from RSAs previously issued.

The following table summarizes weighted-average assumptions using the Black-Scholes option-pricing model used on the date of the grants issued during the six months ended June 30, 2022. No stock options have been issued during the six months ended June 30, 2023:

2022
Fair value of Common Stock	$4.62
Volatility	63.9%
Expected term (years)	6.0
Risk-free interest rate	2.20%
Dividend yield	0%

Note 11. STOCK-BASED COMPENSATION

The Company grants options under its 2014 Equity Incentive Plan (the “Plan”). The Plan is authorized to grant Incentive Stock Options, Non-statutory Stock Options, or Restricted Stock for up to 1.1 million shares of Common Stock, or twenty percent (20%) of the total issued and outstanding Common Stock, whichever is greater. The Company has reserved 1.1 million shares to be under the plan. Options may be granted to employees, the Company’s board of directors, and external consultants who provide service to the Company. The options have vesting schedules with terms of one to four years and become fully exercisable based on specific terms imposed at the date of grant. The requisite service period for employees or consultants begins on the grant date and ends when the employee or consultant ceases to be employed or providing service, unless a longer period is provided in the option agreement. The requisite service period for directors begins on the grant date and ends on the option term provided in the option agreement. Options are exercisable for a period of up to ten (10) years from grant date. The Plan will terminate according to the respective terms of the Plan in September 2026.

The Company has recorded stock-based compensation expense related to the issuance of stock option awards in the following line items in the accompanying consolidated statements of operations:

	2022	2021

Research and development	$7,832	$25,262
Selling, general and administrative	240,760	17,750
Total stock-based compensation expense	$248,592	$43,012

The following table summarizes stock option activity under the Plan:

	Number of options	Weighted- average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value
Outstanding at December 31, 2020	824,104	$4.10
Granted	79,273	5.49
Exercised	—	—
Forfeited	(24,997)	7.70
Outstanding at December 31, 2021	878,380	$4.12
Granted	7,142	4.20
Exercised	(64,848)	1.16
Forfeited	(14,282)	5.95
Outstanding at December 31, 2022	806,392	$4.33	4.0	$164,255

Vested and exercisable at December 31, 2022	800,838	$4.31	4.0	$164,255

As of December 31, 2022, there was no unrecognized compensation cost related to non-vested stock options.

During the year ended December 31, 2021, the Company issued options to purchase 79,273 shares of Common Stock to employees and non-employees. The per share weighted-average fair value of the options granted during 2021 was estimated at $2.23 on the date of grant. During the year ended December 31, 2021, no options were exercised.

During the year ended December 31, 2021, the Company issued restricted stock units (RSUs) for 7,856 shares of Common Stock to employees. The shares vest in equal monthly installments over terms of between one to three years, subject to the employee providing continuous service through the vesting date. The approximately 6,000 unissued shares vest over a weighted-average period of 1.7 years.

During the year ended December 31, 2022, the Company issued options to purchase 7,142 shares of Common Stock to employees. The per share weighted-average fair value of the options granted during 2022 was estimated at $2.84 on the date of grant. During the year ended December 31, 2022, 64,848 options were exercised into an equivalent number of common shares. The company received proceeds of approximately $75,000 from the exercise of the options.

bioAffinity Technologies, Inc.

Notes to Consolidated Financial Statements

For the Years Ended December 31, 2022 and 2021

The following table summarizes weighted-average assumptions using the Black-Scholes option-pricing model used on the date of the grants issued during the years ended December 31, 2022, and 2021, respectively:

	2022	2021
Fair value of Common Stock	$4.62	$3.79
Volatility	63.9%	72.8%
Expected term (years)	6.0	6.1
Risk-free interest rate	2.20%	1.14%
Dividend yield	0%	0%

Black-Scholes requires the use of subjective assumptions which determine the fair value of stock-based awards. These assumptions include:

Fair value of Common Stock—The fair value of stock option and restricted share grants are determined based on the closing price of our stock on the date of grant.

Expected term—The expected term represents the period that stock-based awards are expected to be outstanding. The expected term for option grants is determined using the simplified method. The simplified method deems the term to be the average of the time-to-vesting and the contractual life of the stock-based awards.

Expected volatility— Since the Company does not have sufficient trading history for its Common Stock, the expected volatility is estimated based on the average volatility for comparable publicly traded biotechnology companies over a period equal to the expected term of the stock-based awards. The comparable companies were chosen based on their similar size, stage in the life cycle or area of specialty. The Company will continue to apply this process until a sufficient amount of historical information regarding the volatility of its own stock price becomes available.

Risk-free interest rate—The risk-free interest rate is based on the U.S. Treasury zero coupon issues in effect at the time of grant for periods corresponding with the expected term of a stock-based award.

Expected dividend—The Company has never paid dividends on its Common Stock and has no plans to pay dividends on its Common Stock. Therefore, the Company used an expected dividend yield of zero.